Share-based compensation - RSU activity (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Shares
Unvested at January 1 (in shares)	6,333,784	6,145,959
Forfeited (in shares)	(2,394,476)	(2,459,478)
Vested (in shares)	(2,618,222)	(3,228,557)
Granted (in shares)	25,224,914	5,875,860
Unvested at December 31 (in shares)	26,546,000	6,333,784
Inception-to-date vested (in shares)	11,679,617	9,061,395
Weighted-Average Grant Date Fair Value
Unvested at January 1 (in dollars per share)	$ 3.63	$ 4.12
Forfeited (in dollars per share)	2.09	4.06
Vested (in dollars per share)	3.88	4.33
Granted (in dollars per share)	1.39	3.68
Unvested at December 31 (in dollars per share)	1.61	3.63
Inception-to-date vested (in dollar per share)	$ 5.92	$ 6.51